Note Payable - Schedule of Debt (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Note payable to private party, with interest at 3.0%, with the balance, interest and principal, due December 31, 2017	$ 500,000	$ 500,000
Total	$ 500,000	$ 500,000
Less current maturities of long-term debt
Noncurrent maturities of long-term debt	$ 500,000	$ 500,000